Interim Condensed Consolidated Statements of Changes in Shareholder's Equity (USD $) In Thousands, except Share data, unless otherwise specified	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2012	$ 40	$ 53,312	$ 24,231	$ 368		$ 77,951
Balance, shares at Dec. 31, 2012	17,346,561
Changes during period
Stock based compensation		280				280
Dividend paid			(2,775)			(2,775)
Net income			3,304			3,304
Other comprehensive income				67		67
Balance at Jun. 30, 2013	40	53,592	24,760	435		78,827
Balance, shares at Jun. 30, 2013	17,346,561
Balance at Dec. 31, 2012	40	53,312	24,231	368		77,951
Balance, shares at Dec. 31, 2012	17,346,561
Changes during period
Stock based compensation		567				567
Dividend paid			(5,030)			(5,030)
Net income			6,522			6,522
Other comprehensive income				473		473
Balance at Dec. 31, 2013	40	53,879	25,723	841		80,483
Balance, shares at Dec. 31, 2013	17,346,561
Balance at Mar. 31, 2013	40	53,449	25,801	496		79,786
Balance, shares at Mar. 31, 2013	17,346,561
Changes during period
Stock based compensation		143				143
Dividend paid			(2,775)			(2,775)
Net income			1,734			1,734
Other comprehensive income				(61)		(61)
Balance at Jun. 30, 2013	40	53,592	24,760	435		78,827
Balance, shares at Jun. 30, 2013	17,346,561
Balance at Dec. 31, 2013	40	53,879	25,723	841		80,483
Balance, shares at Dec. 31, 2013	17,346,561
Changes during period
Stock based compensation		343				343
Dividend paid			(1,908)			(1,908)
Net income			2,471		(117)	2,354
Other comprehensive income				491		491
Balance at Jun. 30, 2014	40	54,222	26,286	1,332	(117)	81,763
Balance, shares at Jun. 30, 2014	17,346,561
Balance at Mar. 31, 2014	40	54,042	26,478	292	(72)	80,852
Balance, shares at Mar. 31, 2014	17,346,561
Changes during period
Stock based compensation		180				180
Dividend paid			(867)			(867)
Net income			675		(45)	630
Other comprehensive income				1,040		1,040
Balance at Jun. 30, 2014	$ 40	$ 54,222	$ 26,286	$ 1,332	$ (117)	$ 81,763
Balance, shares at Jun. 30, 2014	17,346,561